Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Subsidiary Company Listing [Member]	Shares Issued By A Subsidiary [Member]	Share capital [Member]	Capital reserve [Member]	Capital reserve [Member] Subsidiaries [Member]	Capital reserve [Member] Subsidiary Company Listing [Member]	Capital reserve [Member] Shares Issued By A Subsidiary [Member]	Treasury shares [Member]	Exchange reserve [Member]	Retained profits [Member]	Equity attributable to ordinary shareholders of the Company [Member]	Equity attributable to ordinary shareholders of the Company [Member] Subsidiaries [Member]	Equity attributable to ordinary shareholders of the Company [Member] Subsidiary Company Listing [Member]	Equity attributable to ordinary shareholders of the Company [Member] Shares Issued By A Subsidiary [Member]	Equity attributable to holders of perpetual securities [Member]	Non-controlling interests [Member]	Non-controlling interests [Member] Subsidiaries [Member]	Non-controlling interests [Member] Subsidiary Company Listing [Member]	Non-controlling interests [Member] Shares Issued By A Subsidiary [Member]
Beginning balance at Dec. 31, 2020	$ 1,254,409			$ 25	$ 581,998					$ 7,211	$ 428,033	$ 1,017,267				$ 236,719	$ 423
Profit for the year	157,180										141,045	141,045				16,175	(40)
Other comprehensive (expense) income for the year	(6,703)									(6,741)		(6,741)					38
Total comprehensive (expense) income for the year	150,477									(6,741)	141,045	134,304				16,175	(2)
Redemption of perpetual securities	(6,322)										2,051	2,051				(8,373)
Distribution to holders of perpetual securities	(15,994)															(15,994)
Capital injection by non-controlling interest	2,000				(1)							(1)					2,001
Repurchase of shares from a shareholder	(642,055)								$ (642,055)			(642,055)
Ending balance at Dec. 31, 2021	742,515			25	581,997				(642,055)	470	571,129	511,566				228,527	2,422
Profit for the year	160,466										141,733	141,733				15,702	3,031
Other comprehensive (expense) income for the year	2,332									2,521		2,521					(189)
Total comprehensive (expense) income for the year	162,798									2,521	141,733	144,254				15,702	2,842
Conversion of convertible bond	14,469				14,469							14,469
Distribution to holders of perpetual securities	(15,753)															(15,753)
Issuance of shares	50,000			1	49,999							50,000
Acquisition of AMTD Digital under common control	(760,102)				(774,197)							(774,197)					14,095
Issuance of shares, others	992,645	$ 138,225		12	992,633		$ 84,433					992,645		$ 84,433					$ 53,792
Disposal of subsidiaries	(1,780)																(1,780)
Repurchase of shares from a shareholder	(320,603)					$ 39,631			(320,603)			(320,603)	$ 39,631					$ (39,631)
Ending balance at Dec. 31, 2022	1,002,414			38	988,965				(962,658)	2,991	712,862	742,198				228,476	31,740
Profit for the year	153,383										134,436	134,436				8,558	10,389
Other comprehensive (expense) income for the year	(482)									(320)		(320)					(162)
Total comprehensive (expense) income for the year	152,901									(320)	134,436	134,116				8,558	10,227
Distribution to holders of perpetual securities	(2,796)															(2,796)
Issuance of shares	93,600			9	93,591							93,600
Issuance of shares in acquisition of AMTD Assets	(3,154)				(275,154)				268,000			(7,154)					4,000
Issuance of shares, others	11,214		$ 100,000	1	11,213			$ 78,686				11,214			$ 78,686					$ 21,314
Acquisition of additional interests of the subsidiaries	(1,647)				12,551							12,551					(14,198)
Disposal of subsidiaries	(18,958)				(12,551)						12,551						(18,958)
Change in shareholding of subsidiaries during the year without losing control					(694)							(694)					694
Repurchase of shares from a shareholder	(40,000)					$ 27,741			(40,000)			(40,000)	$ 27,741					$ (27,741)
Ending balance at Dec. 31, 2023	$ 1,293,574			$ 48	$ 924,348				$ (734,658)	$ 2,671	$ 859,849	$ 1,052,258				$ 234,238	$ 7,078